Going Concern (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Going Concern [Line Items]
Net loss		$ (18,716,181)	$ (135,469,133)	$ (9,516,577)
Accumulated deficit		(217,575,362)	(198,903,752)
Cash and cash equivalents		170,572	176,229,874	85,174,017
Cash outflow from operations		$ (12,791,300)	$ 1,177,163	$ 1,351,240
Subsequent Event [Member]
Going Concern [Line Items]
Amount collected from vendor	$ 175.7